Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Summary of straight-line basis over the estimated useful lives of the assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

●	Leasehold improvements	Over the lease terms
●	Music education equipment	5 years
●	Furniture and fixtures	3 to 4 years
●	Office equipment	3 to 5 years